1. Summary of Significant Accounting Policies: Restricted Cash (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Details
Restricted Cash	[1]	$ 2,671,957	$ 9,335,466

[1]	See Note 1.